Cover	Sep. 11, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	001-43462
Entity Registrant Name	Rainier Acquisition Corporation
Entity Central Index Key	0002147219
Entity Tax Identification Number	98-1782716
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Penn Plaza
Entity Address, Address Line Two	48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	646
Local Phone Number	465-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, and one-quarter of one redeemable Warrant to acquire one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-quarter of one redeemable Warrant to acquire one Class A ordinary share
Trading Symbol	RNAQU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RNAQ
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	RNAQW
Security Exchange Name	NASDAQ